UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GEM Realty Advisors, L.L.C.
Address: 900 N. Michigan Avenue
         Suite 1450
         Chicago, IL  60611

13F File Number:  28-10863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael A. Elrad
Title:     Vice President
Phone:     (312) 915-2864

Signature, Place, and Date of Signing:

     /s/ Michael A. Elrad     Chicago, IL/USA     November 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $580,561 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN TOWER CORP            CL A             029912201    43967  1009800 SH       SOLE                  1009800        0        0
ANNALY CAP MGMT INC            COM              035710409    17217  1080800 SH       SOLE                  1080800        0        0
AVALONBAY CMNTYS INC           COM              053484101    19763   167400 SH       SOLE                   167400        0        0
BOSTON PROPERTIES INC          COM              101121101     7169    69000 SH       SOLE                    69000        0        0
HCP INC                        COM              40414L109    18715   564200 SH       SOLE                   564200        0        0
HOST HOTELS & RESORTS INC      COM              44107P104    45974  2048736 SH       SOLE                  2048736        0        0
ISHARES TR                     DJ US REAL EST   464287739    66147   865000 SH  PUT  SOLE                   865000        0        0
ISTAR FINL INC                 COM              45031U101     5309   156200 SH       SOLE                   156200        0        0
KB HOME                        COM              48666K109    39675  1583200 SH       SOLE                  1583200        0        0
M D C HLDGS INC                COM              552676108    25317   618400 SH       SOLE                   618400        0        0
MACERICH CO                    COM              554382101    18295   208900 SH       SOLE                   208900        0        0
MARRIOTT INTL INC NEW          CL A             571903202    40492   931500 SH       SOLE                   931500        0        0
MFA MTG INVTS INC              COM              55272X102    16719  2076900 SH       SOLE                  2076900        0        0
PENNSYLVANIA RL ESTATE INVT    SH BEN INT       709102107     9159   235200 SH       SOLE                   235200        0        0
REGENCY CTRS CORP              COM              758849103    16210   211200 SH       SOLE                   211200        0        0
RYLAND GROUP INC               COM              783764103    12774   596100 SH       SOLE                   596100        0        0
SBA COMMUNICATIONS CORP        COM              78388J106     3747   106200 SH       SOLE                   106200        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    57381   573812 SH       SOLE                   573812        0        0
SL GREEN RLTY CORP             COM              78440X101    48098   411900 SH       SOLE                   411900        0        0
SUNSTONE HOTEL INVS INC NEW    COM              867892101    10997   428900 SH       SOLE                   428900        0        0
TOLL BROTHERS INC              COM              889478103    18627   931800 SH       SOLE                   931800        0        0
VENTAS INC                     COM              92276F100    31472   760200 SH       SOLE                   760200        0        0
VORNADO RLTY TR                SH BEN INT       929042109     7337    67100 SH       SOLE                    67100        0        0